Related Parties - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
	Apr. 12, 2024	Mar. 31, 2024	Dec. 31, 2023
CF&Co , | Class A ordinary shares
Schedule of Equity Method Investments [Line Items]
Subsidiary, ownership percentage, noncontrolling owner			5.00%
Related Party
Schedule of Equity Method Investments [Line Items]
Purchases from related party			$ 1.8
Payable to related party			$ 0.3
Related Party | Convertible Debt | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Fee paid	$ 0.9	$ 0.9